Significant Accounting Policies (Schedule Of Employee Stock Options On Estimated Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Dividend yield	2.56%	2.45%	2.23%
Expected volatility	34.29%	36.07%	31.59%
Risk-free interest rate	0.87%	0.83%	2.01%
Expected life	4 years	4 years	4 years
Forfeiture rate	0.56%	0.56%	0.56%
Suboptimal factor	1.75	1.75	1.75